Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	12.31.24	12.31.23
Cash and banks (1)	20,182	3,044
Time deposits	3,288	-
Mutual funds	448	16,833
Total cash and cash equivalents	23,918	19,877

(1)	As of December 31, 2024, includes restricted funds for $ 368.

Schedule of reconciliation cash and cash equivalents

	Note	12.31.24	12.31.23
Balances as above		23,918	19,877
Bank overdrafts	29	(55,469)	-
Balances per statement of cash flows		(31,551)	19,877